Revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Products sales and service revenues
Sales of crude oil	€ 22,453
Sales of oil products	22,399
Sales of natural gas and LNG	19,642
Sales of chemical products	5,574
Sales of other products	2,421
Services	3,333
Total	76,938	€ 70,977	€ 56,693
Transfer of goods and/or services
Revenue	76,938	€ 70,977	€ 56,693
Goods or services transferred at point in time [member]
Products sales and service revenues
Total	75,296
Transfer of goods and/or services
Revenue	75,296
Goods or services transferred over time [member]
Products sales and service revenues
Total	526
Transfer of goods and/or services
Revenue	526
Exploration And Production [Member]
Products sales and service revenues
Sales of crude oil	3,982
Sales of oil products	1,133
Sales of natural gas and LNG	4,554
Sales of other products	27
Services	247
Total	9,943
Transfer of goods and/or services
Revenue	9,943
Exploration And Production [Member] | Goods or services transferred at point in time [member]
Products sales and service revenues
Total	9,676
Transfer of goods and/or services
Revenue	9,676
Exploration And Production [Member] | Goods or services transferred over time [member]
Products sales and service revenues
Total	267
Transfer of goods and/or services
Revenue	267
Gas And Power [Member]
Products sales and service revenues
Sales of crude oil	18,471
Sales of oil products	4,053
Sales of natural gas and LNG	15,088
Sales of chemical products	762
Sales of other products	2,363
Services	2,372
Total	43,109
Transfer of goods and/or services
Revenue	43,109
Gas And Power [Member] | Goods or services transferred at point in time [member]
Products sales and service revenues
Total	42,979
Transfer of goods and/or services
Revenue	42,979
Gas And Power [Member] | Goods or services transferred over time [member]
Products sales and service revenues
Total	130
Transfer of goods and/or services
Revenue	130
Refining and marketing and chemical [Member]
Products sales and service revenues
Sales of oil products	17,213
Sales of chemical products	4,777
Sales of other products	20
Services	584
Total	22,594
Transfer of goods and/or services
Revenue	22,594
Refining and marketing and chemical [Member] | Goods or services transferred at point in time [member]
Products sales and service revenues
Total	22,535
Transfer of goods and/or services
Revenue	22,535
Refining and marketing and chemical [Member] | Goods or services transferred over time [member]
Products sales and service revenues
Total	59
Transfer of goods and/or services
Revenue	59
Corporate And Other Activities [Member]
Products sales and service revenues
Sales of chemical products	35
Sales of other products	11
Services	130
Total	176
Transfer of goods and/or services
Revenue	176
Corporate And Other Activities [Member] | Goods or services transferred at point in time [member]
Products sales and service revenues
Total	106
Transfer of goods and/or services
Revenue	106
Corporate And Other Activities [Member] | Goods or services transferred over time [member]
Products sales and service revenues
Total	70
Transfer of goods and/or services
Revenue	€ 70